Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 148	$ 140	$ 129	$ 110	$ 111	$ 106	$ 99	$ 101	$ 95	$ 91	$ 90	$ 79	$ 527	$ 417	$ 355
Interest expense	41	37	32	27	24	26	22	22	19	18	17	14	137	94	68
Net interest income	107	103	97	83	87	80	77	79	76	73	73	65	390	323	287
Provision (benefit) for loan losses	2	2	(1)	3	1	7	(3)	(13)	(1)	(1)	(13)	(4)	6	(8)	(19)
Net interest income after provision (benefit) for loan losses	105	101	98	80	86	73	80	92	77	74	86	69	384	331	306
Net gain on loan sales	79	75	66	48	57	94	90	75	46	68	83	91	268	316	288
Loan fees and charges	24	23	20	15	20	22	19	15	14	17	19	17	82	76	67
Deposit fees and charges	4	5	5	4									18	22	25
Loan administration income	5	5	6	5	4	4	4	6	7	8	7	4	21	18	26
Net return (loss) on the mortgage servicing rights	(4)	6	6	14	(5)	(11)	(4)	(6)	9	12	9	(2)	22	(26)	28
Representation and warranty benefit	2	4	3	4	7	6	4	2	6	6	5	2	13	19	19
Other noninterest income	14	12	10	10	15	41	15	13	15	17	3	7	46	62	17
Noninterest expense	178	171	154	140	142	142	139	137	129	131	138	138	643	560	536
Income (loss) before overhead allocations and income taxes	51	60	60	40	42	87	69	60	45	71	74	50	211	258	240
Provision for income taxes	96	20	19	13	14	30	22	21	12	24	28	18	148	87	82
Net income	$ (45)	$ 40	$ 41	$ 27	$ 28	$ 57	$ 47	$ 39	$ 33	$ 47	$ 46	$ 32	$ 63	$ 171	$ 158
Basic income (loss) per share (in usd per share)	$ (0.79)	$ 0.71	$ 0.72	$ 0.47	$ 0.50	$ 0.98	$ 0.67	$ 0.56	$ 0.45	$ 0.70	$ 0.69	$ 0.43	$ 1.11	$ 2.71	$ 2.27
Diluted income (loss) per share (in usd per share)	$ (0.79)	$ 0.70	$ 0.71	$ 0.46	$ 0.49	$ 0.96	$ 0.66	$ 0.54	$ 0.44	$ 0.69	$ 0.68	$ 0.43	$ 1.09	$ 2.66	$ 2.24